Expense Example, No Redemption {- Fidelity International Small Cap Fund} - 10.31 Fidelity International Small Cap Fund - AMCIZ PRO-11 - Fidelity International Small Cap Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor International Small Cap Fund: Class A
Expense Example, No Redemption:
1 Year	$ 706
3 Years	981
5 Years	1,277
10 Years	2,116
Fidelity Advisor International Small Cap Fund: Class M
Expense Example, No Redemption:
1 Year	514
3 Years	858
5 Years	1,226
10 Years	2,257
Fidelity Advisor International Small Cap Fund: Class C
Expense Example, No Redemption:
1 Year	216
3 Years	667
5 Years	1,144
10 Years	2,462
Fidelity Advisor International Small Cap Fund: Class I
Expense Example, No Redemption:
1 Year	110
3 Years	343
5 Years	595
10 Years	1,317
Fidelity Advisor International Small Cap Fund: Class Z
Expense Example, No Redemption:
1 Year	97
3 Years	303
5 Years	525
10 Years	$ 1,166